Restricted Share Units (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Stock Units [Abstract]
Summary of Movement in Number of RSU Outstanding
The movement in the number of RSUs outstanding for the year ended December 31, 2022, 2021 and 2020 was as follows:

	2022
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1	2,601	15.1808
Granted during the year	2,200	20.5695
Vested during the year	(915)	15.1354
Forfeited during the year	(500)	17.3746
Outstanding at December 31	3,386	18.3704

	2021
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1	1,113	15.3409
Granted during the year	2,133	15.0120
Vested during the year	(349)	15.2420
Forfeited during the year	(296)	14.4913
Outstanding at December 31	2,601	15.1808